Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Identifiable intangible assets consisted of the following as of September 30, 2020:

	Original Cost	Accumulated Amortization	Net Book Value
Developed technology	$32,620	$(13,503)	$19,117
Trade names and trademarks	2,080	(828)	1,252
Customer relationships	10,690	(45)	10,645
Non-compete agreements	1,010	(175)	835

Total	$46,400	$(14,551)	$31,849

Identifiable intangible assets consisted of the following as of December 31, 2019:

	Original Cost	Accumulated Amortization	Net Book Value
Developed technology	$30,570	$(11,266)	$19,304
Trade names and trademarks	2,000	(650)	1,350
Non-compete agreements	260	(117)	143

Total	$32,830	$(12,033)	$20,797

Identifiable intangible assets consisted of the following as of December 31, 2019:

	Original Cost	Accumulated Amortization	Net Book Value
Developed technology	$30,570	$(11,266)	$19,304
Trade names and trademarks	2,000	(650)	1,350
Independent sales agency network	4,500	(4,500)	—
Non-compete agreements	260	(117)	143

Total	$37,330	$(16,533)	$20,797

Identifiable intangible assets consisted of the following as of December 31, 2018:

	Original Cost	Accumulated Amortization	Net Book Value
Developed technology	$29,820	$(8,454)	$21,366
Trade names and trademarks	2,000	(413)	1,587
Independent sales agency network	4,500	(1,569)	2,931
Non-compete agreements	260	(53)	207

Total	$36,580	$(10,489)	$26,091

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Amortization of intangible assets, calculated on a straight-line basis or using an accelerated method, which reflects the pattern in which the economic benefits of the intangible assets are consumed, was $6,043, $3,669 and $2,037 for the years ended December 31, 2019, 2018 and 2017, respectively. Estimated future annual amortization expense related to these intangible assets is as follows:

2020	$3,267
2021	3,332
2022	3,322
2023	3,358
2024	1,842
Thereafter	5,676

Total	$20,797